E*TRADE PREMIER MONEY MARKET FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE Premier Money Market Fund (the "Fund") from inception through December 31, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund commenced operations on April 7, 2000. This annual report contains audited financial statements for a period of less than one year. Relying on financial statements and reported operating results for such a period is subject to inherent limitations resulting from the brevity of the period.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in a master portfolio that, in turn, invests in high-quality, short-term investments. From the Fund's inception on April 7, 2000 through December 31, 2000, the Fund's total return was 4.64%, with a 7-day current yield of 6.28% and a 7-day effective yield of 6.48%.*

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

In addition to our current family of no-load, index funds, we are pleased to introduce two new funds to help you diversify your current portfolio - E*TRADE Financial Sector Index Fund and E*TRADE Russell 2000(R) Index Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND:

The E*TRADE Financial Sector Index Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index.SM**. Because the E*TRADE Financial Sector Index Fund is non-diversified and invests in a single sector of the overall market, it may be subject to additional risk not typically associated with broadly diversified offerings.

E*TRADE RUSSELL 2000 INDEX FUND:

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM***, a recognized benchmark for the small-cap group. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

Adding these two index funds is part of the ongoing strategy of E*TRADE Funds to offer a complete proprietary mutual fund product lineup for investors seeking the benefits of broad portfolio diversification. Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

The Fund's audited financial statements for the year ended December 31, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Premier Money Market Fund.

Sincerely,

E*TRADE Funds

* An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

*** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.


FINANCIAL MARKETS COMMENTARY
----------------------------

The year 2000 was marked with unusual market conditions which allowed the Money Market Fund a number of opportunities to benefit.

During the first half of the year, the US economy showed continued signs of strong growth. In response, the Federal Reserve Board (the "Fed") raised rates three times, an increase that totaled 100 basis points. During this time, the Fund invested a significant portion in one- and three-month paper. However, as a hedge against a slowing economy, a small portion of the Fund was invested in one-year securities.

Prior to the May Federal Open Market Committee meeting, fears of aggressive tightening by the Fed led to a steepening of the yield curve that exceeded our expectations of Fed actions. In response to these unusual market conditions, the Fund took the opportunity to purchase additional one-year securities at a significantly inflated yield. Following the May rate hike, the Fund seized another opportunity, and extended heavily in the three- and six- month sectors as the higher yields on short-term debt reflected the possibility of two further rate increases in the second half of 2000.

Strong economic signs continued into the second half of the year. Amid rising oil prices and a tight labor market, the Fed retained its "inflation risk" bias. Accordingly, the Money Market Fund purchased securities that would compensate for a potential rate increase and mature within three months. The market's perception about potential risk to the US economy shifted as the sustainability of the economic growth cycle appeared less likely, and a portion of the Fund was then extended into the six-month sector.

Year-end financing uncertainties then led to higher yields on assets purchased to mature in the first quarter of 2001. The Fund benefited from this opportunity by purchasing securities with this "year-end premium" early in the fourth quarter cycle. This not only helped to extend the premium over the entire quarter, but also proved advantageous when the curve began inverting. After a series of weak retail sales, productivity, manufacturing, and consumer confidence reports, coupled with low core inflation, the Federal Reserve Board moved from its previous bias toward "inflation" to a bias toward "recession." The year ended with a 6.5% federal funds rate, a 6.0% discount rate, and a projected 2.2% fourth quarter growth rate.

Moving into the new millennium, we continue to monitor economic conditions, the political landscape, and corporate credit quality. As a hedge against near-term recession (e.g., a "hard landing"), we intend to continue to seek lengthening opportunities while providing adequate liquidity and minimal credit risk.

FINANCIAL STATEMENTS
--------------------

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS:
Investment in Money Market Master Portfolio ("Master Portfolio"),
   at market value (Note 1)                                       $167,219,414
Receivable for fund shares sold                                      1,066,972
                                                                  ------------
Total Assets                                                       168,286,386
                                                                  ------------
LIABILITIES:
Payable for fund shares redeemed                                       297,210
Accrued administration fee (Note 2)                                     80,596
Distribution to shareholders                                            12,219
Accrued advisory fee (Note 2)                                            5,451
                                                                  ------------
Total Liabilities                                                      395,476
                                                                  ------------
NET ASSETS                                                        $167,890,910
                                                                  ============
NET ASSETS CONSIST OF:
       Paid-in capital                                             167,890,910
                                                                  ------------
NET ASSETS                                                        $167,890,910
                                                                  ============
Shares outstanding (unlimited authorized, par value $0.01)         167,890,910
                                                                  ============
Net asset value, offering price and redemption price per share    $       1.00
                                                                  ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 07, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000
--------------------------------------------------------------------------------


NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Interest                                                   $7,344,817
       Expenses (Note 2)                                            (109,197)
                                                                  ----------
Net investment income allocated from Master Portfolio              7,235,620
                                                                  ----------
FUND EXPENSES (NOTE 2):
       Administration fee                                            324,688
       Advisory fee                                                   21,710
       Trustee fees                                                       39
                                                                  ----------
Total fund expenses before waiver of Trustee fees                    346,437

       Waived Trustee fees (Note 2)                                      (39)
                                                                  ----------
Net Expenses                                                         346,398
                                                                  ----------
Net Investment Income                                              6,889,222
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $6,889,222
                                                                  ==========

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                         FOR THE PERIOD APRIL 7,
                                               2000 (COMMENCEMENT OF OPERATIONS)
                                                            TO DECEMBER 31, 2000
                                              ----------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
       Net investment income                                      $  6,889,222
                                                                  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                     (6,889,222)
                                                                  ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
       Net proceeds from sale of shares                            497,643,773
       Value of shares issued in reinvestment of
          dividends and distributions                                6,063,616
       Cost of shares redeemed                                    (335,816,479)
                                                                  ------------
Net increase in net assets resulting from transactions
   in shares of common stock                                       167,890,910
                                                                  ------------
Increase in Net Assets                                             167,890,910
NET ASSETS:
Beginning of period                                                         --
                                                                  ------------
End of period                                                     $167,890,910
                                                                  ============
SHARE TRANSACTIONS:
       Number of shares sold                                       497,643,773
       Number of shares reinvested                                   6,063,616
       Number of shares redeemed                                  (335,816,479)
                                                                  ------------
Net increase in shares outstanding                                 167,890,910
                                                                  ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING FOR THE PERIOD

--------------------------------------------------------------------------------
                                                                 PERIOD FROM
                                                               APRIL 7, 2000
                                                               (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                     DECEMBER 31, 2000   (3)
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                         (3)   $ 1.00
                                                                ----------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment Income                                         0.05
                                                                ----------
LESS DISTRIBUTIONS:
       Distributions from net investment income                     (0.05)
                                                                ----------
NET ASSET VALUE, END OF PERIOD                                     $ 1.00
                                                                ==========
TOTAL RETURN                                                       4.64 %   (2)
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                 $ 167,891
       Ratio of expenses to average net assets                     0.42 % (1)(4)
       Ratio of net investment income to average net assets        6.19 %   (1)

--------------------------------------------------------------------------------

    (1)ANNUALIZED
    (2)FOR THE PERIOD APRIL 7, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
    (3)PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE MONEY MARKET MASTER PORTFOLIO.
    (4)THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO PAY THE NON-AFFILIATED TRUSTEE EXPENSES FOR THE FUND FOR THE PERIOD APRIL 7, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 9, 2000. EVEN IF SUCH ACTION HAD NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE REMAINED UNCHANGED AT 0.42% FOR THE PERIOD APRIL 7, 2000 (COMMENCEMENT OF operations) through December 31, 2000.

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Premier Money Market Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Premier Money Market Fund.

         The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in a Master Portfolio, that, in turn, invests in high-quality, short-term investments.

         The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The Fund uses the accrual method of accounting for financial reporting purposes.


     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2000, the value of the Fund's investment in the Master Portfolio was 32.58% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premiums are not amortized as securities purchased. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements


     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Such distributions to shareholders are recorded on the ex-dividend date.

         Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.10% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.30% of its average daily net assets for its services as administrator of the Fund.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets , the Fund was obligated to pay Trustee fees and expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period April 7, 2000 (commencement of operations) to May 9, 2000. Effective May 9, 2000, such Trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to an amendment to the Administrative Agreement.

3.   CHANGE IN ACCOUNTING POLICY

         In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Premier Money Market Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds) as of December 31, 2000 and the related statements of operations and changes in net assets and the financial highlights for the period April 7, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Premier Money Market Fund as of December 31, 2000 and the results of its operations , changes in its net assets and financial highlights for the period April 7, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 21, 2001

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000


SECURITY                                              FACE AMOUNT      VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES--0.64%
--------------------------------------------------------------------------------
AmeriCredit Corp.
  6.89%, 06/05/01                                        1,524,418    1,524,418
Associates Automobile 2000-1 "A-1"
  6.85%, 06/15/01                                        1,775,896    1,775,896
--------------------------------------------------------------------------------

TOTAL ASSET BACKED SECURITIES
(Cost: $3,300,314)                                                    3,300,314
--------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT      VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--4.58%
--------------------------------------------------------------------------------
Banque National de Paris
  6.99%, 05/02/01                                        3,500,000    3,499,889
Bayerische Hypo-Und Vereinsbank AG
  7.00%, 05/02/01                                        3,500,000    3,499,778
Deutsche Bank AG
  6.66%, 03/08/01                                        5,000,000    4,999,645
  6.70%, 03/14/01                                        6,500,000    6,499,375
Societe Generale
  6.90%, 03/29/01                                        5,000,000    4,999,538
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $23,498,225)                                                  23,498,225
--------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT      VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--54.29%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
  6.62%, 01/19/01                                        5,000,000    4,981,610
Amstel Funding Corp.
  6.34%, 03/23/01                                        1,475,000    1,453,440
  6.51%, 03/29/01                                       10,000,000    9,838,935
  6.61%, 02/08/01                                        5,000,000    4,963,278
  6.65%, 02/07/01                                        5,000,000    4,963,939
British Telecommunications PLC
  6.57%, 02/12/01                                        5,000,000    4,959,850
Corporate Asset Funding Co.
  6.56%, 01/22/01                                        7,000,000    6,970,663
Countrywide Home Loans Inc.
  6.59%, 01/05/01                                       15,000,000   14,983,525
Dorada Finance Inc.
  6.50%, 03/12/01                                       10,000,000    9,870,000
Edison Asset Securitization
  6.60%, 01/22/01                                       10,000,000    9,957,833
Enterprise Funding Corp.
  6.53%, 02/02/01                                        1,025,000    1,018,679
Falcon Asset Securitization Corp.
  6.60%, 01/19/01                                        5,000,000    4,981,667
  6.61%, 01/24/01                                       10,000,000    9,954,097
Forrestal Funding Corp.
  6.53%, 02/27/01                                        3,000,000    2,967,919
  6.53%, 02/23/01                                        5,000,000    4,950,118

  6.54%, 02/26/01                                       10,000,000    9,894,633
General Electric Capital Corp.
  6.56%, 01/29/01                                        5,000,000    4,972,667
General Electric Financial Assurance Holding
  6.55%, 01/02/01                                       13,422,000   13,414,674
Intrepid Funding
  6.52%, 03/13/01                                        4,862,000    4,797,719
Invensys PLC
  6.55%, 01/30/01                                        5,000,000    4,971,798
Jupiter Securitization Corp.
  6.59%, 02/12/01                                        5,452,000    5,408,087
  6.63%, 01/18/01                                       10,000,000    9,965,008
  6.66%, 01/22/01                                       10,000,000    9,957,450
K2 USA LLC
  6.50%, 03/07/01                                        5,000,000    4,939,514
Lexington Parker Capital Corp.
  6.52%, 03/01/01                                        5,000,000    4,944,762
Liberty Street Funding Corp.
  6.51%, 02/16/01                                       10,000,000    9,913,200
  6.56%, 01/18/01                                        5,000,000    4,982,689
Moat Funding LLC
  6.53%, 03/27/01                                        5,000,000    4,921,156
  6.55%, 02/27/01                                        3,240,000    3,205,219
  6.55%, 01/29/01                                        5,000,000    4,972,708
  6.56%, 01/25/01                                        5,000,000    4,976,311
Monte Rosa Capital Corp.
  6.50%, 02/06/01                                        5,442,000    5,404,662
Morgan Stanley Dean Witter & Co.
  6.65%, 01/12/01                                       10,000,000    9,975,986
Receivables Capital Corp.
  6.60%, 01/23/01                                        5,000,000    4,978,000
Sigma Finance Inc.
  6.48%, 05/01/01                                        5,000,000    4,890,200
Silver Tower US Funding LLC
  6.53%, 03/27/01                                        2,000,000    1,968,463
  6.54%, 02/07/01                                        3,500,000    3,475,202
  6.56%, 02/27/01                                        7,660,000    7,577,646
Special Purpose Accounts Receivable Corp.
  6.52%, 03/06/01                                       10,000,000    9,880,467
Thames Asset Global Securitization Inc.
  6.56%, 02/05/01                                       16,416,000   16,305,320
  6.58%, 02/05/01                                        2,637,000    2,619,166
Three Rivers Funding Corp.
  6.63%, 01/17/01                                        8,596,000    8,567,504
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $278,695,764)                                                278,695,764
--------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT      VALUE
--------------------------------------------------------------------------------
TIME DEPOSITS--3.51%
--------------------------------------------------------------------------------
Societe Generale
  6.63%, 01/02/01                                       18,000,000   18,000,000
--------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $18,000,000)                                                  18,000,000
--------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT      VALUE
--------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--30.74%
--------------------------------------------------------------------------------
Associates Corp. of North America

  6.58%, 06/15/04                                       15,000,000   14,996,866
Associates Manufactured Housing Certificates
  6.85%, 07/15/30                                        4,267,481    4,267,481
AT&T Corp.
  6.82%, 07/13/01                                       15,000,000   15,000,000
Bank of America NA
  6.65%, 04/27/01                                        5,000,000    5,000,000
Bank One Corp.
  6.95%, 08/09/01                                       10,000,000   10,011,189
Bayerische Landesbank
  6.57%, 02/28/01                                        5,000,000    4,999,600
  6.61%, 09/19/01                                        2,500,000    2,498,757
CIT Equipment Collateral
  6.68%, 03/20/01                                       10,000,000   10,000,000
CIT Group Holdings Inc.
  6.60%, 02/14/01                                        3,000,000    2,999,185
  6.97%, 07/09/01                                        2,500,000    2,498,715
Comerica Bank
  6.85%, 05/16/01                                        9,970,000    9,973,866
FBNA US Bank
  6.68%, 07/23/01                                       10,000,000   10,000,000
First Union Corp.
  6.90%, 10/30/01                                        8,000,000    8,006,988
First Union National Bank
  6.64%, 05/29/01                                        5,000,000    5,000,000
Ford Motor Credit Co.
  6.97%, 07/16/01                                       10,000,000   10,007,683
General Motors Acceptance Corp.
  6.95%, 08/06/01                                        7,500,000    7,508,618
Lexington Parker Capital Corp.
  6.66%, 01/25/01                                       10,000,000    9,999,929
Monet Trust "A2"
  6.53%, 09/27/01                                       15,000,000   15,000,000
SMM Trust 2000-E
  6.73%, 03/14/01                                        5,000,000    5,000,000
Special Purpose Accounts Receivable Corp.
  6.65%, 01/05/01                                        5,000,000    5,000,000
--------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $157,768,877)                                                157,768,877
--------------------------------------------------------------------------------

SECURITY NAME                                         FACE AMOUNT      VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-5.81%

--------------------------------------------------------------------------------
Goldman Sachs Tri Party Repurchase Agreement,
dated 12/29/00, due 01/02/01, with a maturity
value of 14,837,551 and an effective yield
of 6.40%.                                               14,837,000   14,837,000

Investors Bank & Trust Tri Party
Repurchase Agreement, dated 12/29/00, due
01/02/01, with a maturity value $632 and
an effective yield of 5.73%.                                   632          632

Merrill Lynch Tri Party Repurchase Agreement,
dated 12/29/00, due 01/02/01, with a maturity
value of $15,0100,833 and an effective yield of 6.50%.  15,000,000   15,000,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $29,837,632)                                                  29,837,632
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 99.57%
(Cost $511,100,812)                                                 511,100,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.43 %                              2,196,373
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $513,297,185
================================================================================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at amortized cost (Cost:  $511,100,812) (Note 1)      $511,100,812
Receivables:
      Interest                                                       2,331,967
                                                                  ------------
Total Assets                                                       513,432,779
                                                                  ------------
LIABILITIES
Payables:
      Due to BGFA (Note 2)                                             135,594
                                                                  ------------
Total Liabilities                                                      135,594
                                                                  ------------
NET ASSETS                                                        $513,297,185
                                                                  ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------


NET INVESTMENT INCOME
      Interest                                                    $27,010,567
                                                                  -----------
Total Investment Income                                            27,010,567
                                                                  -----------
EXPENSES (NOTE 2)
      Advisory fees                                                   411,596
                                                                  -----------
Total expenses                                                        411,596
                                                                  -----------
Net investment income                                              26,598,971
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                             22
                                                                  -----------
Net gain on investments                                                    22
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $26,598,993
                                                                  ===========

--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                         FOR THE YEAR ENDED  FOR THE PERIOD ENDED  FOR THE PERIOD ENDED
                                                         DECEMBER 31, 2000   DECEMBER 31, 1999*     FEBRUARY 28, 1999**
                                                         ---------------------------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                              $        26,598,971   $        9,767,206   $         5,411,548
      Net realized gain                                                   22                4,552                    --
                                                         -------------------- --------------------  --------------------
Net increase in net assets resulting from operations              26,598,993            9,771,758             5,411,548
                                                         -------------------- --------------------  --------------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                            1,633,105,244          343,767,992           257,234,773
      Withdrawals                                             (1,391,880,314)        (370,712,809)                   --
                                                         -------------------- --------------------  --------------------
Net increase (decrease) in net assets resulting
   from interestholder tranactions                               241,224,930          (26,944,817)          257,234,773
                                                         -------------------- --------------------  --------------------
Increase (decrease) in net assets                                267,823,923          (17,173,059)          262,646,321
NET ASSETS:
Beginning of period                                              245,473,262          262,646,321                    --
                                                         -------------------- --------------------  --------------------
End of period                                            $       513,297,185   $      245,473,262   $       262,646,321
                                                         ==================== ====================  ====================

-------------------------------------------------------------------------------------------------------------------------
*    For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
**   For the period from September 1, 1998 (commencement of operations) to
     February 28, 1999.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.


     These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued on a daily basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreements entered into on December 29, 2000 by the Master Portfolio were fully collateralized by U.S. Government obligations as follows:


     ------------------------------------------------------------------------------------------------
                                                         U.S. Government Obligations
                                         ------------------------------------------------------------
                                                                                    Aggregate Market
         Repurchase Agreement            Interest Rate(s)     Maturity Date(s)           Value
     ------------------------------------------------------------------------------------------------

         Goldman Sachs Tri Party           5.50 - 9.50%          10/01/01 -         $15,133,740
                                                                  12/01/30
         Investors Bank & Trust Tri            6.38               08/15/02               10,406
         Party
         Merrill Lynch Tri Party           5.50 - 8.55           01/01/04 -          15,302,831
                                                                  08/01/38

     ------------------------------------------------------------------------------------------------


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     As of December 31, 2000, the Master Portfolio's cost for income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets and total returns for the Master Portfolio were as follows:

--------------------------------------------------------------------------------
                                       FOR THE         FOR THE          FOR THE
                                    YEAR ENDED    PERIOD ENDED     PERIOD ENDED
                                  DECEMBER 31,    DECEMBER 31,      FEBRUARY 28,
                                          2000          1999 *           1999 ++
--------------------------------------------------------------------------------


   Ratio of expenses to         +        0.10%         0.10%         0.10%
   average net assets
   Ratio of net investment      +        6.43%         5.23%         5.17%
   income to average net assets
   Total return                          6.52%         4.44% **      2.61% **

--------------------------------------------------------------------------------

* FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO DECEMBER 31.
**   NOT ANNUALIZED.
+    ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28,1999.


5.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended, the ten-month period ended December 31, 1999 and for the period from September 1, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the Unted States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001